Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document And Entity Information
Entity Registrant Name	CURE PHARMACEUTICAL HOLDING CORP.
Entity Central Index Key	0001643301
Document Type	S-1
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2018